INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2024
Land use rights	$4,125,953	$4,226,520
Software	1,266,070	1,118,650
License for drug manufacturing	55,724	57,082
Total	5,447,747	5,402,252
Less: accumulated amortization	(861,763)	(862,905)
Intangible assets, net	$4,585,984	$4,539,347

Amortization expense was $19,420, $40,689, and $24,249 for the six months ended March 31, 2025, 2024 and 2023 respectively. The land use right was pledged for the bank loans. Refer to Note 9.

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2025	$84,279
2026	84,166
2027	83,603
2028	83,603
2029	83,603
Thereafter	4,166,730
$4,585,984